ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Revenue of acquired entities since acquisition date	$ 3,100	$ 4,000
Profit (loss) of acquired entities since acquisition date	464	528
Revenue of combined entity as if combination occurred at beginning of period	5,100	8,100
Profit (loss) of combined entity as if combination occurred at beginning of period	644	344
Goodwill	34,911	28,662	$ 20,227
Assets classified as held for sale	2,489	2,830
Liabilities associated with assets classified as held for sale	(118)	(876)
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	14,487	8,789
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill	14,396	15,005
Asset management
Disclosure of detailed information about business combination [line items]
Goodwill	2,674	3,348
Total
Disclosure of detailed information about business combination [line items]
Total assets	36,168	49,172
Identifiable assets acquired (liabilities assumed)	17,594	30,877
Goodwill	7,211	9,581
Assets classified as held for sale	293
Liabilities associated with assets classified as held for sale	(138)
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Total assets	25,477
Identifiable assets acquired (liabilities assumed)	12,694
Goodwill	5,334
Assets classified as held for sale	0
Liabilities associated with assets classified as held for sale	0
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Total assets		29,216
Identifiable assets acquired (liabilities assumed)		19,985
Goodwill		8,155
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets	10,132	4,295
Identifiable assets acquired (liabilities assumed)	4,435	2,588
Goodwill	1,674	691
Assets classified as held for sale	293
Liabilities associated with assets classified as held for sale	$ (138)
Total | Asset management
Disclosure of detailed information about business combination [line items]
Total assets		14,889
Identifiable assets acquired (liabilities assumed)		7,721
Goodwill		456
HomeServe- North American | Infrastructure
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired	26.00%
HomeServe- European | Infrastructure
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired	25.00%
HomeServe | Infrastructure
Disclosure of detailed information about business combination [line items]
Total assets	$ 7,314
Identifiable assets acquired (liabilities assumed)	4,903
Revenue of combined entity as if combination occurred at beginning of period	2,300
Profit (loss) of combined entity as if combination occurred at beginning of period	36
Goodwill	3,337
Assets classified as held for sale	0
Liabilities associated with assets classified as held for sale	0
X-Elio [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets	2,957
Identifiable assets acquired (liabilities assumed)	1,793
Revenue of combined entity as if combination occurred at beginning of period	58
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 77
Percentage of interests acquired	100.00%
Goodwill	$ 1,333
Assets classified as held for sale	293
Liabilities associated with assets classified as held for sale	$ (138)
Economic interest before business transaction	50.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date	$ 900
Debt incurred	893
Deriva (Duke) [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	1,100
Deriva (Duke) [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets	4,478
Identifiable assets acquired (liabilities assumed)	1,453
Revenue of combined entity as if combination occurred at beginning of period	401
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 263
Percentage of interests acquired	100.00%
Goodwill	$ 0
Assets classified as held for sale	0
Liabilities associated with assets classified as held for sale	0
Banks [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets	1,249
Identifiable assets acquired (liabilities assumed)	625
Revenue of combined entity as if combination occurred at beginning of period	100
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 35
Percentage of interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 625
Goodwill	159
Assets classified as held for sale	0
Liabilities associated with assets classified as held for sale	0
Triton [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Total assets	13,046
Identifiable assets acquired (liabilities assumed)	4,512
Revenue of combined entity as if combination occurred at beginning of period	1,600
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 407
Percentage of interests acquired	28.00%
Goodwill	$ 1,163
Assets classified as held for sale	0
Liabilities associated with assets classified as held for sale	0
Data4 [Member] | Infrastructure
Disclosure of detailed information about business combination [line items]
Total assets	4,569
Identifiable assets acquired (liabilities assumed)	3,048
Revenue of combined entity as if combination occurred at beginning of period	364
Profit (loss) of combined entity as if combination occurred at beginning of period	$ 47
Percentage of interests acquired	19.00%
Goodwill	$ 808
Assets classified as held for sale	0
Liabilities associated with assets classified as held for sale	$ 0
Scientific Games, LLC | Private Equity
Disclosure of detailed information about business combination [line items]
Total assets		6,318
Identifiable assets acquired (liabilities assumed)		5,779
Revenue of combined entity as if combination occurred at beginning of period		1,100
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 83
Percentage of interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 5,800
Goodwill		1,235
La Trobe [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Total assets		5,754
Identifiable assets acquired (liabilities assumed)		1,050
Revenue of combined entity as if combination occurred at beginning of period		402
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 90
Percentage of interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 1,100
Goodwill		392
CDK Global [Member] | Private Equity
Disclosure of detailed information about business combination [line items]
Total assets		10,558
Identifiable assets acquired (liabilities assumed)		8,312
Revenue of combined entity as if combination occurred at beginning of period		1,800
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 338
Percentage of interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 8,300
Goodwill		4,580
German Office Portfolio | Asset management
Disclosure of detailed information about business combination [line items]
Total assets		6,472
Identifiable assets acquired (liabilities assumed)		1,995
Revenue of combined entity as if combination occurred at beginning of period		238
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 17
Percentage of interests acquired		95.00%
Consideration transferred, acquisition-date fair value		$ 2,000
Goodwill		$ 453
Economic interest before business transaction		46.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date		$ 1,800
Debt incurred		188
Irish Office [Member] | Asset management
Disclosure of detailed information about business combination [line items]
Total assets		1,449
Identifiable assets acquired (liabilities assumed)		1,114
Revenue of combined entity as if combination occurred at beginning of period		61
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 49
Percentage of interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 1,100
Goodwill		3
Watermark Lodging [Member] | Asset management
Disclosure of detailed information about business combination [line items]
Total assets		3,781
Identifiable assets acquired (liabilities assumed)		3,137
Revenue of combined entity as if combination occurred at beginning of period		760
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 5
Percentage of interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 3,100
Goodwill		0
US Distributed Generation Portfolio | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets		928
Identifiable assets acquired (liabilities assumed)		760
Revenue of combined entity as if combination occurred at beginning of period		11
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 68
Percentage of interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 760
Goodwill		287
U.S. Wind [Member] | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Total assets		2,113
Identifiable assets acquired (liabilities assumed)		1,092
Revenue of combined entity as if combination occurred at beginning of period		82
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 7
Percentage of interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 1,100
Goodwill		$ 9